Property and equipment	12 Months Ended
Dec. 31, 2023
Property and equipment
Property and equipment

Note 14. Property and equipment

		Other
Cost	Office	facilities and	Work in
in €‘000	buildings	equipment	progress	Total
Balance as of January 1, 2022	43,724	28,347	19	72,090
Additions	2,652	8,030	436	11,118
Additions through business combinations	1,288	1,319	18	2,625
Transfers in/(out)	19	—	(19)	—
Disposals	(307)	(78)	—	(385)
Translation adjustments	490	594	19	1,103
Balance as of December 31, 2022	47,866	38,212	473	86,551
Additions	40,693	9,621	1,020	51,334
Additions through business combinations	—	6	—	6
Transfers in/(out)	302	774	(1,076)	—
Disposals	(3,440)	(388)	—	(3,828)
Translation adjustments	(682)	(631)	15	(1,298)
Balance as of December 31, 2023	84,739	47,594	432	132,765

Accumulated depreciation
in €‘000
Balance as of January 1, 2022	(18,505)	(17,662)	—	(36,167)
Depreciation	(6,672)	(5,310)	—	(11,982)
Disposals	307	78	—	385
Translation adjustments	372	(1,272)	—	(900)
Balance as of December 31, 2022	(24,498)	(24,166)	—	(48,664)
Depreciation	(8,107)	(6,489)	—	(14,596)
Disposals	2,129	388	—	2,517
Translation adjustments	396	344	—	740
Balance as of December 31, 2023	(30,080)	(29,923)	—	(60,003)

Carrying amount
As of December 31, 2022	23,368	14,046	473	37,887
As of December 31, 2023	54,659	17,671	432	72,762